FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / bbl	Dec. 31, 2018 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Derivative financial assets	¥ 788	¥ 7,844
Derivative financial liabilities	¥ 2,728	¥ 13,568
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Decrease/Increase in net income attributed to commodity price risk	¥ 3,134	¥ 197
Decrease/Increase in other reserves attributed to commodity price risk	¥ 4,289	¥ 6,850